Schedule of defined benefit plan information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Present Value Of The Obligation [Member]
IfrsStatementLineItems [Line Items]
Liabilities, ending	$ 33	$ 25	$ 36
Current services cost	1	3	3
Cost for interest	13	16	15
Actuarial (gains) losses	1	(3)	(2)
Benefit payments	(2)	(2)	(2)
Gain on monetary position, net	(5)	(15)	(18)
Reclassification to liabilities associated to assets classified as held for sale		(10)
Liabilities, beginning	25	36	40
Fair Value Of Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Liabilities, ending	(4)	(4)	(5)
Current services cost	(0)	(0)	(0)
Cost for interest	(3)	(2)	(2)
Actuarial (gains) losses	2	1	(0)
Benefit payments	(0)	(0)	(0)
Gain on monetary position, net	1	2	2
Reclassification to liabilities associated to assets classified as held for sale		(0)
Liabilities, beginning	(4)	(5)	(5)
Net Liability At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Liabilities, ending	29	21	31
Current services cost	1	3	3
Cost for interest	10	14	13
Actuarial (gains) losses	3	(2)	(2)
Benefit payments	(2)	(2)	(2)
Gain on monetary position, net	(4)	(13)	(16)
Reclassification to liabilities associated to assets classified as held for sale		(10)
Liabilities, beginning	$ 21	$ 31	$ 35